IRA Ideal!

Defined
Asset Funds(sm)

Select Ten Portfolio
Performance Summary
4th Quarter o  1998

[encircled flag logo]





[bull logo] Merrill Lynch

The Select Ten Portfolio o Performance Summary 4th Quarter o 1998

Select Ten Highlights----------------------------------------------------------


o Quarterly Dividends. You will receive four consolidated checks per year, not 40 for the ten stocks.

o Reinvestment. You may choose to reinvest your dividends at a reduced sales charge to compound your income.

o Purchase Option. Investments start at about $250 with discounts available for volume purchases of $50,000 or more.

o No Sell Decisions. You are buying and holding for about a year, a Portfolio of established companies with relatively high dividend yields.

o Tax-Efficient. You will defer recognition of gains and losses on stocks that are transferred to the new Portfolio, on rollovers to future Portfolios, if available.

Past Performance of Prior Select Ten Portfolios

Past performance is no guarantee of future results.

                     Series From Inception Through 12/31/98
                          (including annual rollovers)
-------------------------------------------------------------------------------
     Inception                                         Return
     ---------                                         ------
     5/17/91                      Series B             15.84%
     1/3/92                       Series A             15.00%
     9/1/92                       Series C             18.63%
     7/22/96                      Series 3             19.45%
     11/1/96                      Series 5             13.48%
     1/2/97                       Series J             11.84%
     2/25/97                      Series 1             8.92%
     4/28/97                      Series 2             14.33%
     9/3/97                       Series 4             9.37%


                       Most Recently Completed Portfolio
-------------------------------------------------------------------------------
     Period                                            Return
     ------                                            ------
5/27/97--6/30/98                  Series B             11.29%
1/27/97--2/27/98                  Series A             18.90%
9/22/97--10/23/98                 Series C              6.79%
7/28/97--8/28/98                  Series 3              1.59%
11/10/97--12/18/98                Series 5              6.66%
1/2/97--1/30/98                   Series J             12.87%
2/25/97--3/27/98                  Series 1             19.38%
4/28/97--6/5/98                   Series 2             24.49%
9/3/97--10/2/98                   Series 4             2.02%

The chart above shows average annual total returns which represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.


Hypothetical Past Performance of the Strategy (not any Portfolio)

[Insert Mountain Graph]

For the 25 years ended 12/31/98, these figures would have been: Strategy $483,520, DJIA $288,778 and S&P 500 Index, $309,140.

Since stocks in the Portfolio were chosen solely by applying the Strategy, we analyzed the Strategy to see how it could have performed. Past performance of the Strategy is no guarantee of future results of any Portfolio. The Strategy (with Portfolio sales charges and expenses deducted) would have underperformed the DJIA in 13 and the S&P 500 Index in 12 of the last 26 years. There can be no assurance that any Portfolio will outperform either index.

Average Annual Total Returns
For periods ending 12/31/98

                 3 year    5 year    10 year    15 year    20 year    25 year
                 ------    ------    -------    -------    -------    -------
Strategy*        17.73%    17.51%    16.12%     16.74%     17.49%     16.78%
DJIA             23.38%    21.85%    18.53%     17.63%     17.08%     14.40%
S&P 500 Index    27.62%    23.58%    18.94%     17.67%     17.45%     14.71%

Annual Total Returns

Year           Strategy*         DJIA         S&P 500 Index
----           --------          ----         -------------
1973            -4.08%          -13.12%          -14.66%
1974            -2.40           -23.14           -26.47
1975            55.65            44.40            36.92
1976            33.25            22.72            23.53
1977            -2.90           -12.71            -7.19
1978            -1.91             2.69             6.39

1979            10.48           10.52             18.02
1980            24.69           21.41             31.50
1981             5.51           -3.40             -4.83
1982            23.78           25.79             20.26
1983            36.93           25.68             22.27
1984             5.41            1.06              5.95
1985            27.00           32.78             31.43
1986            32.96           26.91             18.37
1987             5.06            6.02              5.67
1988            22.44           15.95             16.58
1989            25.65           31.71             31.11
1990           -10.14           -0.57             -3.20
1991            31.81           23.93             30.51
1992             6.44            7.34              7.67
1993            25.30           16.72              9.97
1994             1.95            4.95              1.30
1995            34.97           36.48             37.10
1996            26.34           28.57             22.69
1997            19.92           24.78             33.10
1998             8.55           18.00             28.34
Average         15.95%          13.19%            13.41%

The results shown are hypothetical past performance of the Strategy (not any Portfolio) and are no guarantee of future results. Returns represent price changes plus dividends reinvested at year ends, divided by the initial public offering price and do not reflect deduction of any commissions or taxes. Portfolio performance will differ from the Strategy because of commissions, Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from those used in determining Portfolio unit price,

Portfolios are not fully invested at all times and stocks may not be weighted equally.

---------
* Net of Portfolio sales charges (2.75% for the first year, 1.75% for each following year) and estimated expenses.

+ Dow Jones & Company, Inc., owner of the name "Down Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolio or the selection of its stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio. "S&P 500 Index" is a trademark of The McGraw-Hill Companies, Inc.



[encircled flag logo with "Select Ten Portfolio DJIA" written around circle]

The Select Ten Strategy

The Select Ten Portfolio employs a strategy of investing in the ten highest dividend-yielding stocks in the DJIA and holding them for about one year. When a Portfolio ends, you may choose to reinvest your proceeds into the next Portfolio of the then-current Strategy stocks, if available, or you can redeem your investment at the then-current net asset value. Although this is a one-year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

The Dow Jones Industrial Average

The Dow Jones Industrial Average consists of 30 common stocks chosen by the editors of The Wall Street Journal as representative of the New York Stock Exchange and of American industry. These companies are highly capitalized and their stocks are widely held by both individual and institutional investors. The current companies are:

Allied Signal                                     Hewlett-Packard

Aluminum Co. of                                   IBM
America
                                                  International Paper

American Express                                  Johnson & Johnson

AT&T                                              J.P. Morgan & Co.

Boeing                                            McDonald's

Caterpillar                                       Merck

Chevron                                           Minnesota Mining &
                                                      Manufacturing (3M)
Citigroup

Coca-Cola                                         Philip Morris

Du Pont                                           Procter & Gamble

Eastman Kodak                                     Sears Roebuck & Co.

Exxon                                             Union Carbide

General Electric                                  United Technologies

General Motors                                    Wal-Mart Stores

Goodyear                                          Walt Disney


[logo: oval containing "Defined Asset Funds" inside and "Buy With Knowledge o Hold With Confidence" wrapping around bottom edge of logo]

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments. It may not be appropriate for investors seeking capital preservation.

o There can be no assurance that the Portfolio will meet its objective, that dividend rates will be maintained or that stock prices will not decrease.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o These stocks may have higher yields because they or their industries are experiencing financial difficulties or are out of favor. There can be no assurance that the market factors which caused these relatively low prices and high yields will change.

o Owning units of the Portfolio may result in annual federal, state and local taxes, much of which can be deferred by rolling over into the next Portfolio. Please consult your tax advisor.

Find Out More About Our Current Series

Defined Asset Funds plans to offer nine Select Ten Portfolios each year. For details on the latest offering, or for a free brochure on the Defined Asset Funds Select Ten Portfolio, call your financial professional today.

A free prospectus containing more complete information, including all charges, expenses and risks, is available. Please read it carefully before you invest or send money

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[recycling logo] Printed on Recycled Paper

70109SJ-1/99

(C) 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.